Discontinued operations (Details 2) - Discontinued operations - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [line items]
Interest income	$ 2		$ 1
Additions to restructuring provisions	(4)		(4)
Equity-based compensation of Novartis equity plans	(13)	$ (9)	(23)
Property, plant and equipment [member]
Statement [line items]
Depreciation and amortisation expense	(57)	(42)	(116)
Intangible assets and goodwill [member]
Statement [line items]
Depreciation and amortisation expense	(264)	$ (174)	(530)
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (39)		$ (39)